Report for the Calendar Year or Quarter Ended:	December 31, 2011
Check here if Amendment  [   ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		January 11, 2012

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	45

Form 13F Information Table Value Total:	$279,924
List of Other Managers Included:		NONE


















ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE
D
A.J. GALLAGHER & CO.
COM
363576109
7416
221761
221761
221761
D
AT&T
COM
00206R102
288
9538
9538
9538
D
BOEING
COM
097023105
244
3550
3550
3550
D
CHEVRON-TEXACO CORP
COM
166764100
458
4308
4308
4308
D
CHUBB CORPORATION
COM
171232101
8623
124571
124571
124571
D
CISCO SYSTEMS
COM
17275R102
10797
597188
597188
597188
D
CONOCOPHILLIPS
COM
20825C104
10118
138848
138848
138848
D
DIAGEO PLC
COM
25243Q205
6065
69383
69383
69383
D
DISNEY (THE WALT) CO.
COM
254687106
7238
193015
193015
193015
D
EBAY
COM
278642103
8226
271219
271219
271219
D
EXXON MOBIL CORP
COM
30231G102
14285
168535
168535
168535
D
HEINZ HJ CO
COM
423074103
8877
164273
164273
164273
D
ILLINOIS TOOL WORKS INC
COM
452308109
8238
176363
176363
176363
D
INT'L BUSINESS MACHINES
COM
459200101
251
1365
1365
1365
D
INTEL
COM
458140100
7137
294302
294302
294302
D
JOHNSON & JOHNSON
COM
478160104
12406
189178
189178
189178
D
LOWE'S COMPANIES, INC.
COM
548661107
11759
463335
463335
463335
D
MCDONALD'S CORP
COM
580135101
10635
105998
105998
105998
D
MEDTRONIC INC
COM
585055106
9347
244375
244375
244375
D
MERCK & CO.
COM
58933Y105
258
7222
7222
7222
D
NESS ENERGY INTERNATIONAL
COM
64104P105
0
20000
20000
20000
D
NIKE, INC.
COM
654106103
210
2175
2175
2175
D
NOVARTIS AG
COM
66987V109
8482
148367
148367
148367
D
ORACLE CORPORATION
COM
68389X105
9172
357577
357577
357577
D
PAYCHEX, INC.
COM
704326107
8744
290405
290405
290405
D
PEPSICO
COM
713448108
13909
209632
209632
209632
D
PFIZER INC
COM
717081103
646
29872
29872
29872
D
PHILIP MORRIS INT'L
COM
718172109
226
2875
2875
2875
D
PROCTER & GAMBLE
COM
742718109
14053
210658
210658
210658
D
ROYAL DUTCH SHELL
COM
780259206
230
3150
3150
3150
D
S&P BIOTECH INDEX
COM
78464A870
7190
108278
108278
108278
D
SIGHTLOGIX
COM
82699A903
108
80000
80000
80000
D
SPDR S&P500 ETF TRUST
COM
78462F103
252
2011
2011
2011
D
STATE STREET CORP
COM
857477103
9580
237668
237668
237668
D
STRATASYS, INC.
COM
862685104
2623
86250
86250
86250
D
STRYKER
COM
863667101
10197
205127
205127
205127
D
SYSCO CORPORATION
COM
871829107
9983
340368
340368
340368
D
THERMO FISHER SCIENTIFIC
COM
883556102
7838
174289
174289
174289
D
UNITED TECHNOLOGIES CORP
COM
913017109
5142
70347
70347
70347
D
US BANCORP
COM
902973304
333
12306
12306
12306
D
VANGUARD STAR FD #56
COM
921909107
651
34771
34771
34771
D
WAL-MART
COM
931142103
8729
146064
146064
146064
D
WASTE MANAGEMENT
COM
94106L109
8522
260545
260545
260545
D
3D SYSTEMS
COM
88554D205
2491
173000
173000
173000
D
3M COMPANY
COM
88579Y101
7947
97240
97240
97240
S
REPORT SUMMARY
45
RECORDS
279924
0
OTHER MANAGERS